Cover	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2022
Entity File Number	000-55326
Entity Registrant Name	IMAGE CHAIN GROUP LIMITED, INC.
Entity Central Index Key	0001598924
Entity Tax Identification Number	46-4333787
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 6, 6-1, 6-2
Entity Address, Address Line Two	Jalan BS 10/6
Entity Address, Address Line Three	Taman Bukit Serdang
Entity Address, City or Town	Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	43300
City Area Code	852
Local Phone Number	3188-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityAddressAddressLine4]	Seri Kembangan